State Street Moderate ETF Portfolio Investment Objectives and Goals - State Street Moderate ETF Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Growth of capital and income.